Pledged Assets and Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

2016
(in millions)
Trading account securities	¥12,727,807
Investment securities	6,841,237
Loans	8,815,364
Other	61,080

Total	¥28,445,488

Pledged Assets Classified by Type of Liabilities [Table Text Block]

2016
(in millions)
Deposits	¥377,649
Payables under repurchase agreements and securities lending transactions	14,968,645
Other short-term borrowings and long-term debt	12,869,907
Other	229,287

Total	¥28,445,488